FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2020
Financial Instruments [Abstract]
Disclosure of hedging instruments
The following table provides the partnership’s outstanding derivatives that are designated as cash flow hedges of variability in interest rates associated with forecasted fixed rate financings and existing variable rate debt as of June 30, 2020 and December 31, 2019:

(US$ Millions)	Hedging item	Notional	Rates	Maturity dates	Fair value
Jun. 30, 2020	Interest rate caps of US$ LIBOR debt	$7,187	3.0% - 5.5%	Jul. 2020 - Sep. 2023	$—
	Interest rate swaps of US$ LIBOR debt	2,719	1.0% - 2.6%	Oct. 2020 - Feb. 2024	(135)
	Interest rate caps of £ LIBOR debt	2,899	2.0% - 2.5%	Jan. 2021 - Jan. 2022	—
	Interest rate caps of € EURIBOR debt	110	1.3%	Apr. 2021	—
	Interest rate caps of C$ LIBOR debt	177	3.0%	Oct. 2020 - Oct. 2022	—
	Interest rate swaps of AUD BBSW/BBSY debt	401	0.8% - 1.6%	Apr. 2023 - Apr. 2024	(10)
	Cross currency swaps of C$ LIBOR Debt	250	4.1% - 4.9%	Oct. 2021 - Jul. 2023	(12)
Dec. 31, 2019	Interest rate caps of US$ LIBOR debt	$7,774	2.7% - 6.0%	May. 2020 - Sep. 2023	$—
	Interest rate swaps of US$ LIBOR debt	2,877	1.4% -2.7%	Feb. 2020 - Feb. 2024	(57)
	Interest rate caps of £ LIBOR debt	3,096	2.0% - 2.5%	Jan. 2021 - Jan. 2022	—
	Interest rate swaps of £ LIBOR debt	74	1.5%	Apr. 2020	—
	Interest rate caps of € EURIBOR debt	109	1.3%	Apr. 2021	—
	Interest rate caps of C$ LIBOR debt	184	3.0%	Oct. 2020 - Oct. 2022	—
	Cross currency swaps of C$ LIBOR Debt	600	4.3% - 5.0%	Oct. 2021 - Mar. 2024	(95)
The following table provides the partnership’s outstanding derivatives that are designated as net investments of foreign subsidiaries or foreign currency cash flow hedges as of June 30, 2020 and December 31, 2019:

(US$ Millions)	Hedging item		Notional	Rates	Maturity dates	Fair value
Jun. 30, 2020	Net investment hedges		€121	€0.87/$ - €0.91/$	Jul. 2020 - Sep. 2021	$1
	Net investment hedges		£187	£0.77/$ - £0.85/$	Dec. 2020 - Mar. 2023	43
	Net investment hedges	A$	151	A$1.44/$ - A$1.46/$	Jul. 2020 - Sep. 2021	5
	Net investment hedges	C¥	1,024	C¥6.97/$ - C¥7.22/$	Dec. 2020 - Jun. 2021	1
	Net investment hedges	C$	167	C$1.36/$ - C$1.36/$	Sep. 2020 - Sep. 2020	—
	Net investment hedges	₩	720,095	₩1,149.50/$ - ₩1,217.90/$	Dec. 2020 - Jun. 2021	1
	Net investment hedges		£82	£0.89/€ - £0.93/€	Apr. 2021 - Apr. 2021	—
	Cross currency swaps of C$ LIBOR debt	C$	1,650	C$0.81/$ - C$1.70/$	Oct. 2021 - Jan. 2027	(47)
Dec. 31, 2019	Net investment hedges		€245	€0.85/$ - €0.91/$	Mar. 2020 - Jul. 2020	$7
	Net investment hedges		£2,444	£0.74/$ -£0.85/$	Jan. 2020 - Sep. 2021	(247)
	Net investment hedges	A$	238	A$1.38/$ - A$1.48/$	Mar. 2020 - Mar. 2021	(5)
	Net investment hedges	C¥	962	C¥6.75/$ - C¥7.16/$	Apr. 2020 - Jun. 2021	—
	Net investment hedges	C$	355	C$1.31/$ - C$1.33/$	Jun. 2020 - Sep. 2021	—
	Net investment hedges	R$	1,582	R$4.16/$ - R$4.16/$	Jun. 2020 - Jun. 2020	(10)
	Net investment hedges	₩	720,095	₩1,149.50/$ -₩1,174.30/$	Mar. 2020 - Mar. 2021	(7)
	Net investment hedges	Rs	—	Rs71.78/$ - Rs73.01/$	Mar. 2020 - Apr. 2020	—
	Net investment hedges		£77	£0.88/€ - £0.93/€	Jan. 2020 - Apr. 2021	—
	Cross currency swaps of C$ LIBOR debt	C$	800	C$1.29/$ - C$1.33/$	Oct. 2021 - Jul. 2023	(8)

Disclosure of other derivatives
The following table presents details of the partnership’s other derivatives, not designated as hedges for accounting purposes, that have been entered into to manage financial risks as of June 30, 2020 and December 31, 2019:

(US$ Millions)	Derivative type	Notional	Rates	Maturity dates	Fair value
Jun. 30, 2020	Interest rate caps	$5,939	3.0% - 5.0%	Aug. 2020 - Feb. 2027	$—
	Interest rate swaps on forecasted fixed rate debt	1,285	2.7% - 6.4%	Jun. 2021 - Jun. 2032	(344)
	Interest rate swaps of US$ debt	2,001	0.8% - 4.6%	Nov. 2020 - Mar. 2024	(44)
	Interest rate swaptions	800	2.0%	Oct. 2030 - Mar. 2031	1
Dec. 31, 2019	Interest rate caps	$5,663	2.5% - 5.0%	Mar. 2020 - Nov. 2021	$—
	Interest rate swaps on forecasted fixed rate debt	1,285	1.1% - 6.4%	Jun. 2020 - Sep. 2031	(149)
	Interest rate swaps of US$ debt	2,003	1.7% - 4.6%	Nov. 2020 - Sep. 2023	(14)

Disclosure of financial assets
The following table outlines the classification and measurement basis, and related fair value for disclosures, of the financial assets and liabilities in the interim condensed consolidated financial statements:

		Jun. 30, 2020		Dec. 31, 2019
(US$ Millions)	Classification and measurement basis	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Loans and notes receivable	Amortized cost	$142	$142	$329	$329
Other non-current assets
Securities - FVTPL	FVTPL	1,387	1,387	1,250	1,250
Derivative assets	FVTPL	20	20	10	10
Securities - FVTOCI	FVTOCI	79	79	121	121
Restricted cash	Amortized cost	141	141	154	154
Current assets
Derivative assets	FVTPL	67	67	80	80
Accounts receivable(1)	Amortized cost	783	691	514	514
Restricted cash	Amortized cost	141	141	239	239
Cash and cash equivalents	Amortized cost	1,530	1,530	1,438	1,438
Total financial assets		$4,290	$4,198	$4,135	$4,135
Financial liabilities
Debt obligations(2)	Amortized cost	$55,493	$55,579	$55,528	$56,112
Capital securities	Amortized cost	2,152	2,152	2,153	2,160
Capital securities - fund subsidiaries	FVTPL	903	903	922	922
Other non-current liabilities
Loan payable	FVTPL	—	—	—	—
Accounts payable	Amortized cost	589	589	778	778
Derivative liabilities	FVTPL	372	372	413	413
Accounts payable and other liabilities
Accounts payable and other(3)	Amortized cost	3,190	3,190	2,711	2,711
Derivative liabilities	FVTPL	252	252	289	289
Total financial liabilities		$62,951	$63,037	$62,794	$63,385
(1)Includes other receivables associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $2 million and $4 million as of June 30, 2020 and December 31, 2019, respectively.
(2)Includes debt obligations associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $70 million and $138 million as of June 30, 2020 and December 31, 2019, respectively.
(3)Includes accounts payable and other liabilities associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of nil and $2 million as of June 30, 2020 and December 31, 2019, respectively.

Disclosure of financial liabilities
The following table outlines the classification and measurement basis, and related fair value for disclosures, of the financial assets and liabilities in the interim condensed consolidated financial statements:

		Jun. 30, 2020		Dec. 31, 2019
(US$ Millions)	Classification and measurement basis	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Loans and notes receivable	Amortized cost	$142	$142	$329	$329
Other non-current assets
Securities - FVTPL	FVTPL	1,387	1,387	1,250	1,250
Derivative assets	FVTPL	20	20	10	10
Securities - FVTOCI	FVTOCI	79	79	121	121
Restricted cash	Amortized cost	141	141	154	154
Current assets
Derivative assets	FVTPL	67	67	80	80
Accounts receivable(1)	Amortized cost	783	691	514	514
Restricted cash	Amortized cost	141	141	239	239
Cash and cash equivalents	Amortized cost	1,530	1,530	1,438	1,438
Total financial assets		$4,290	$4,198	$4,135	$4,135
Financial liabilities
Debt obligations(2)	Amortized cost	$55,493	$55,579	$55,528	$56,112
Capital securities	Amortized cost	2,152	2,152	2,153	2,160
Capital securities - fund subsidiaries	FVTPL	903	903	922	922
Other non-current liabilities
Loan payable	FVTPL	—	—	—	—
Accounts payable	Amortized cost	589	589	778	778
Derivative liabilities	FVTPL	372	372	413	413
Accounts payable and other liabilities
Accounts payable and other(3)	Amortized cost	3,190	3,190	2,711	2,711
Derivative liabilities	FVTPL	252	252	289	289
Total financial liabilities		$62,951	$63,037	$62,794	$63,385
(1)Includes other receivables associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $2 million and $4 million as of June 30, 2020 and December 31, 2019, respectively.
(2)Includes debt obligations associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $70 million and $138 million as of June 30, 2020 and December 31, 2019, respectively.
(3)Includes accounts payable and other liabilities associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of nil and $2 million as of June 30, 2020 and December 31, 2019, respectively.

Disclosure of fair value measurement of assets
The following table presents the change in the balance of financial assets and financial liabilities accounted for at fair value categorized as Level 3 as of June 30, 2020 and December 31, 2019:

	Jun. 30, 2020		Dec. 31, 2019
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of period	$1,371	$922	$767	$838
Acquisitions	188	—	950	—
Dispositions	(2)	—	(125)	—
Fair value gains, net and OCI	(91)	(13)	206	8
Other	—	(5)	(427)	76
Balance, end of period	$1,466	$904	$1,371	$922

Disclosure of fair value measurement of liabilities
The following table presents the change in the balance of financial assets and financial liabilities accounted for at fair value categorized as Level 3 as of June 30, 2020 and December 31, 2019:

	Jun. 30, 2020		Dec. 31, 2019
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of period	$1,371	$922	$767	$838
Acquisitions	188	—	950	—
Dispositions	(2)	—	(125)	—
Fair value gains, net and OCI	(91)	(13)	206	8
Other	—	(5)	(427)	76
Balance, end of period	$1,466	$904	$1,371	$922